EQUITY BASED COMPENSATION (Details) - Vermilion incentive plan [Member] - NumberofAwards NumberofAwards in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Equity Based Compensation [Line Items]
Opening balance	1,738	1,711
Granted	563	777
Vested	(539)	(628)
Modified	0	11
Forfeited	(77)	(133)
Closing balance	1,685	1,738